THE MAINSTAY FUNDS
51 Madison Avenue
New York, NY 10010

January 11, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	The MainStay Funds
MainStay International Equity Fund
File Nos. 033-02610 and 811-04550

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated October 31, 2011, to the Prospectus and Summary Prospectus for the MainStay International Equity Fund (Accession Numbers 0001144204-11-060246 and 0001144204-11-060254).  The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4505.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary